Loan capital (Tables)	12 Months Ended
Sep. 30, 2025
Loan capital
Schedule of loan capital

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Additional Tier 1 (AT1) loan capital
Westpac capital notes	6,697	8,376	6,697	8,376
USD AT1 securities	1,838	1,728	1,838	1,728
Total AT1 loan capital	8,535	10,104	8,535	10,104
Tier 2 loan capital
Subordinated notes	31,435	27,779	30,356	26,666
Total Tier 2 loan capital	31,435	27,779	30,356	26,666
Total loan capital	39,970	37,883	38,891	36,770

Movement reconciliation
Balance as at beginning of year	37,883	33,176	36,770	32,085
Issuances	5,042	6,326	5,042	6,326
Maturities, repayments, buybacks and reductions	(4,122)	(1,957)	(4,127)	(1,951)
Total cash movements	920	4,369	915	4,375
FX translation impact	1,219	(1,416)	1,267	(1,401)
Fair value hedge accounting adjustments	(68)	1,714	(74)	1,675
Other	16	40	13	36
Total non-cash movements	1,167	338	1,206	310
Balance as at end of year	39,970	37,883	38,891	36,770

Additional Tier 1 (AT1) loan capital
Loan capital
Schedule of loan capital

A summary of the key terms and common features of AT1 instruments is provided below.

Consolidated and Parent Entity
		Potential scheduled	Optional
$m	Distribution or interest rate	conversion date[a]	redemption date[b]	2025	2024
Westpac capital notes (WCN)
AUD 1,690 million WCN5	(3-month BBSW rate + 3.20% p.a.)	22 September 2027	22 September 2025[c]	-	1,688
	x (1 - Australian corporate tax rate)
AUD 1,723 million WCN7	(3-month BBSW rate + 3.40% p.a.)	22 March 2029	22 March 2027	1,719	1,716
	x (1 - Australian corporate tax rate)
AUD 1,750 million WCN8	(3-month BBSW rate + 2.90% p.a.)	21 June 2032	21 September 2029	1,742	1,740
	x (1 - Australian corporate tax rate)
AUD 1,509 million WCN9	(3-month BBSW rate + 3.40% p.a.)	22 June 2031	22 September 2028	1,501	1,499
	x (1 - Australian corporate tax rate)
AUD 1,750 million WCN10	(3-month BBSW rate + 3.10% p.a.)	22 June 2034	22 September 2031	1,735	1,733
	x (1 - Australian corporate tax rate)
Total WCN				6,697	8,376
USD AT1 securities
USD 1,250 million USD AT1 securities	Fixed 5.00% p.a.[d]	n/a	21 September 2027	1,838	1,728
Total USD AT1 securities				1,838	1,728

a.	Conversion is subject to the satisfaction of the scheduled conversion conditions. If the conversion conditions are not satisfied on the relevant scheduled conversion date, conversion will not occur until the next distribution payment date on which the scheduled conversion conditions are satisfied, if ever.
b.	Certain AT1 instruments may have more than one optional redemption date and for the purposes of the table above the first optional redemption date is shown. Westpac may elect to redeem the relevant AT1 instrument on the optional redemption date or dates, subject to APRA’s prior written approval.
c.	On 22 September 2025, Westpac redeemed all Westpac Capital Notes 5 (WCN5) on issue.
d.	Until but excluding 21 September 2027 (first reset date). If not redeemed, converted or written-off earlier, from, and including, each reset date to, but excluding, the next succeeding reset date, at a fixed rate p.a. equal to the prevailing 5-year USD mid-market swap rate plus 2.89% p.a.

Tier 2 loan capital
Loan capital
Schedule of loan capital

A summary of the key terms and common features of Westpac’s Tier 2 instruments (subordinated notes) is provided below:

			Optional
$m	Interest rate[a]	Maturity date	redemption date[b]	2025	2024
Subordinated notes issued by Westpac Banking Corporation
USD 100 million	Fixed	23 February 2046	n/a	107	110
JPY 20,000 million	Fixed	19 May 2026	n/a	204	202
JPY 10,200 million	Fixed	2 June 2026	n/a	104	103
JPY 10,000 million	Fixed	9 June 2026	n/a	102	101
USD 1,500 million	Fixed	23 November 2031	23 November 2026	2,227	2,095
AUD 185 million	Fixed	24 January 2048	n/a	184	184
AUD 130 million	Fixed	2 March 2048	n/a	130	130
USD 1,000 million	Fixed	24 July 2039	n/a	1,205	1,196
USD 1,250 million	Fixed	24 July 2034	24 July 2029	1,782	1,686
USD 1,500 million	Fixed	4 February 2030	4 February 2025	-	2,141
USD 1,500 million	Fixed	15 November 2035	15 November 2030	1,978	1,854
USD 1,000 million	Fixed	16 November 2040	n/a	1,013	1,010
AUD 1,250 million	Floating	29 January 2031	29 January 2026	1,249	1,250
EUR 1,000 million	Fixed	13 May 2031	13 May 2026	1,753	1,544
USD 1,000 million	Fixed	18 November 2041	n/a	1,054	1,059
USD 1,250 million	Fixed	18 November 2036	18 November 2031	1,660	1,572
JPY 26,000 million	Fixed	8 June 2032	8 June 2027	262	261
USD 1,000 million	Fixed	10 August 2033	10 August 2032	1,425	1,368
SGD 450 million	Fixed	7 September 2032	7 September 2027	544	516
AUD 1,500 million	Floating	23 June 2033	23 June 2028	1,500	1,496
AUD 300 million	Fixed/Floating	23 June 2033	23 June 2028	299	300
AUD 1,100 million	Fixed/Floating	23 June 2038	23 June 2033	1,093	1,100
AUD 1,500 million	Fixed/Floating	15 November 2038	n/a	1,495	1,502
USD 750 million	Fixed	17 November 2033	n/a	1,177	1,148
AUD 650 million	Floating	3 April 2034	3 April 2029	648	649
AUD 600 million	Fixed/Floating	3 April 2034	3 April 2029	600	593
AUD 1,000 million	Floating	10 July 2034	10 July 2029	1,000	996
AUD 500 million	Fixed/Floating	10 July 2034	10 July 2029	500	500
USD 1,500 million	Fixed	20 November 2035	20 November 2034	2,318	-
AUD 850 million	Floating	12 February 2035	12 February 2030	843	-
AUD 400 million	Fixed/Floating	12 February 2035	12 February 2030	400	-
AUD 1,500 million	Fixed/Floating	4 June 2040	4 June 2035	1,500	-
Total subordinated notes issued by Westpac Banking Corporation				30,356	26,666

Subordinated notes issued by Westpac New Zealand Limited[c]
NZD 600 million	Fixed/Floating	16 September 2032	16 September 2027	525	541
NZD 600 million	Fixed/Floating	14 February 2034	14 February 2029	554	572
Total subordinated notes issued by Westpac New Zealand Limited				1,079	1,113
Total subordinated notes				31,435	27,779

a.	Certain subordinated notes have a fixed interest rate for the period up to the optional redemption date and a floating interest rate thereafter.
b.	Certain Tier 2 instruments may have more than one optional redemption date and for the purposes of the table above the first optional redemption date is shown. Westpac Banking Corporation may elect to redeem the relevant Tier 2 instrument on the optional redemption date or dates, subject to APRA’s prior written approval.
c.	For subordinated notes issued by Westpac New Zealand Limited, it may elect to redeem all or some of the Tier 2 instruments for their face value together with accrued interest (if any) on the optional redemption date or any interest payment date thereafter, subject to RBNZ’s prior written approval. Early redemption of all of the Tier 2 instruments for certain tax or regulatory reasons is permitted on an interest payment date subject to the RBNZ’s prior written approval.